Auditor's remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 104,400	$ 112,000	$ 99,200
Year ended 31 Dec	146,600	155,900	148,100
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	320	297	480
Year ended 31 Dec	320	297	480
Estimated fees paid by associated third parties	$ 9,900	$ 12,300	$ 13,100